Operating assets and liabilities - Leases - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Leases, amount recognised in income statement	kr 1,303	kr 1,373
Cash outflow for leases	1,275	1,367
Lease liability, amount excluded	kr 2,209	kr 2,363